EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Insurance	$ 74	$ 87
Shareholder communication	596	695
G & A
Statement [Line Items]
Conference and travel	522	477
Consulting	743	855
Depreciation of right-of-use assets	105	101
Insurance	2,569	3,227
Office costs, including information technology	761	765
Management and administration	3,278	3,172
Shareholder communication	983	1,229
Trust and filing	231	335
Total	$ 9,192	$ 10,161